SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	6 Months Ended
Jun. 30, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 12 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Balance sheets:

a.	Accounts receivable:

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
1) Trade:
Open accounts	$2,039	$2,426	$998
Allowance for doubtful accounts	(215)	(142)	(146)
	$1,824	$2,284	$852
2) Other:
Due from government institutions	$124	$68	$56
Advance payments to suppliers	118	32
Fund in respect of employee right upon retirement			8
Miscellaneous	22	18	11
	$264	$118	$75

The changes in "Allowance for doubtful accounts" during the six month period ended June 30, 2012 and the years ended December 31, 2011 and 2010 are as follows:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$142	$146	$6	$6
Additions during the period	78		140
Exchange rate differences	(5)	(4)
Balance at end of period	$215	$142	$146	$6

b.	Inventories:

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Finished goods	$479	$741	$957
Work in process	1,115	1,044	573
Raw materials and supplies	150	276	174
	$1,744	$2,061	$1,704

As of June 30, 2012, the Company recorded a provision for slow moving inventory in the amount of $443 thousand.

c.	Inventory on consignment

The changes in inventory on consignment during the six months ended June 30, 2012, as well as the years ended December 31, 2011 and 2010, are as follows:

	6 month period ended	Year ended December 31,
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$110	$371	$1,093	$1,423
Costs of revenues deferred during the period	20	110	326	421
Costs of revenues recognized during the period	(67)	(371)	(1,048)	(751)
Balance at end of period	$63	$110	$371	$1,093

As of June 30, 2012, December 31, 2011 and 2010, Inventory on consignment included an amount of $63 thousand, $110 thousand and $371 thousand, respectively, related to products sales for which product returns could not be reliably estimated, with the remainder relating to products sales for which returns were reliably estimated.

d.	Accounts payable and accruals-other:

		December 31,
	June 30, 2012	2011	2010
	($ in thousands)
Employees and employee institutions	$438	$376	$382
Accrued vacation and recreation pay	272	271	147
Accrued clinical trials expenses	607	124	35
Provision for sales commissions	194	213	36
Accrued expenses	1,197	930	561
Due to government institutions	22	3	100
Liability for employees rights upon retirement			7
Provision for returns	139	231	150
Taxes payable	56	69	98
	$2,925	$2,217	$1,509

e.	Deferred revenues

The changes in deferred revenues during the six month period ending June 30, 2012, and the years ended December 31, 2011 and 2010 are as follows:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Balance at beginning of period	$-	$398	$1,975	$2,482
Revenue deferred during the period	25		320	616
Revenue recognized during the period	(15)	(398)	(1,897)	(1,123)
Balance at end of period	$10	$-	$398	$1,975

Statements of Operation:

f.	Financial expenses (income), net:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Bank commissions	$30	$63	$83	$18
Interest income	(9)	(36)	(1)	(1)
Exchange rate differences	(40)	177	(33)	30
Interest expense (including debt issuance costs)	1,232	730	105	221
Change in fair value of warrants and embedded derivatives	(1,322)
Redemption of beneficial conversion feature of convertible loan				(308)
	$(109)	$934	$154	$(40)